Goodwill and Other Intangible Assets, Net (Details) - Summary of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Opening Balance	$ 132,307	$ 121,708
Foreign currency translation	(9,502)	10,599
Goodwill	$ 122,805	$ 132,307